Business Segment Information (Schedule Of Business Segment Information) (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Jan. 31, 2015 USD ($) retail_store	Nov. 01, 2014 USD ($)	Aug. 02, 2014 USD ($)	May. 03, 2014 USD ($)	Feb. 01, 2014 USD ($)	Nov. 02, 2013 USD ($)	Aug. 03, 2013 USD ($)	May. 04, 2013 USD ($)	Jan. 31, 2015 USD ($) retail_store	Feb. 01, 2014 USD ($)	Feb. 02, 2013 USD ($)
Segment Reporting Information [Line Items]
Number of Stores | retail_store	1,209								1,209
Sales Revenue, Goods, Net	$ 615,393	$ 729,277	$ 635,877	$ 591,162	$ 599,962	$ 702,788	$ 621,706	$ 588,656	$ 2,571,709	$ 2,513,113	$ 2,477,796
Intersegment sales									114,408	132,596	141,634
Depreciation, Depletion and Amortization									51,615	55,329	54,783
Amortization of Financing Costs and Discounts									2,400	2,513	2,561
Operating earnings (loss)									125,934	98,617	74,478
Segment assets - continuing operations	1,216,812				1,149,403				1,216,812	1,149,403
Payments to Acquire Productive Assets									44,952	43,968	55,801
Capitalized Computer Software, Net	5,086				5,235				5,086	5,235	7,928
Continuing Operations [Member]
Segment Reporting Information [Line Items]
Segment assets - continuing operations	$ 1,216,812				1,149,403				$ 1,216,812	1,149,403	1,173,973
Famous Footwear [Member]
Segment Reporting Information [Line Items]
Number of Stores | retail_store	1,038								1,038
Sales Revenue, Goods, Net									$ 1,589,258	1,588,552	1,583,242
Intersegment sales									0	0	0
Depreciation, Depletion and Amortization									26,581	25,917	22,827
Amortization of Financing Costs and Discounts									0	0	0
Operating earnings (loss)									104,581	105,382	94,234
Segment assets - continuing operations	$ 458,847				448,549				458,847	448,549
Payments to Acquire Productive Assets									33,001	32,728	34,931
Capitalized Computer Software, Net	198				193				198	193	0
Famous Footwear [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Segment assets - continuing operations											488,464
Brand Portfolio [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									982,451	924,561	894,554
Intersegment sales									114,408	132,596	141,634
Depreciation, Depletion and Amortization									8,974	13,440	16,671
Amortization of Financing Costs and Discounts									0	0	0
Operating earnings (loss)									73,403	39,909	21,259
Segment assets - continuing operations	518,099				514,902				518,099	514,902	552,428
Payments to Acquire Productive Assets									6,105	6,026	15,685
Capitalized Computer Software, Net	58				122				58	122	3
Other Segment [Member]
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									0	0	0
Intersegment sales									0	0	0
Depreciation, Depletion and Amortization									16,060	15,972	15,285
Amortization of Financing Costs and Discounts									2,400	2,513	2,561
Operating earnings (loss)									(52,050)	(46,674)	(41,015)
Segment assets - continuing operations	239,866				185,952				239,866	185,952
Payments to Acquire Productive Assets									5,846	5,214	5,185
Capitalized Computer Software, Net	$ 4,830				$ 4,920				$ 4,830	4,920	7,925
Other Segment [Member] | Continuing Operations [Member]
Segment Reporting Information [Line Items]
Segment assets - continuing operations											133,081
UNITED STATES | Specialty Retail [Member]
Segment Reporting Information [Line Items]
Number of Stores | retail_store	82								82
CANADA
Segment Reporting Information [Line Items]
Sales Revenue, Goods, Net									$ 58,883	$ 60,783	$ 68,441
CANADA | Specialty Retail [Member]
Segment Reporting Information [Line Items]
Number of Stores | retail_store	89								89